Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2016
Schedule of Guarantor Obligations

The maximum exposure or notional amount below does not represent the expected losses from the execution of the guarantees.

2015	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	2,226	1,147	815	264
Guarantees on loans	325	103	47	175
Guarantees on securities	184	149	35	—
Other guarantees	1,556	1,112	360	84
Guarantees for the repayment of trust principal	140	—	110	30
Liabilities of trust accounts	14,936	14,756	51	129
Derivative financial instruments	22,216	11,163	9,754	1,299

2016	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	2,110	1,049	909	152
Guarantees on loans	297	117	20	160
Guarantees on securities	203	67	136	—
Other guarantees	1,571	1,206	325	40
Guarantees for the repayment of trust principal	1,141	1,051	63	27
Liabilities of trust accounts	12,747	12,537	79	131
Derivative financial instruments	15,792	6,505	8,032	1,255

Schedule of Off Balance Sheet Commitments and Guarantees

The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2015 and 2016:

	2015	2016
	(in billions of yen)
Commitments to extend credit (Note)	71,750	75,742
Commercial letters of credit	584	448

Total	72,334	76,190

Note:	Commitments to extend credit include commitments to invest in securities.

Future Minimum Lease Payments for Capitalized Leases and Rental Payments for Operating Leases

The table below shows future minimum lease payments for capitalized leases and future minimum rental payments for operating leases at March 31, 2016:

	Capitalized leases	Operating leases
	(in millions of yen)
Fiscal year ending March 31:
2017	10,053	53,117
2018	9,075	46,086
2019	8,290	40,736
2020	6,330	36,399
2021	3,841	33,830
2022 and thereafter	1,384	66,720

Total minimum lease/rental payments	38,973	276,888

Amount representing interest	1,162

Present value of minimum lease payments	37,811

Performance guarantees, Guarantees on loans, Guarantees on securities and Other guarantees
Schedule of Guarantor Obligations

The table below presents the maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2015 and 2016:

	2015	2016
	(in billions of yen)
Investment grade	3,267	3,160
Non-investment grade	1,024	1,022

Total	4,291	4,182

Note:	Investment grade in the internal rating scale generally corresponds to BBB- or above in the external rating scale.